John Hancock Global Shareholder Yield Fund Average Annual Total Returns - Class A C I R2 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	10.70%	8.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.27%	8.44%	6.71%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	8.09%	6.37%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.83%	10.98%	8.04%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	24.08%	12.09%	9.13%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	23.61%	11.69%	8.71%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	24.16%	12.21%	9.24%